Financial Risk Management Objectives And Policies - Schedule of Remaining Contractual Maturity for Its Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Remaining Contractual Maturity for Its Financial Liabilities [Line Items]
Accounts payable, Weighted Average interest rate
Accounts payable	$ 1,533	$ 2,785	$ 8,808
Other payables and accruals, Weighted Average interest rate
Other payables and accruals	$ 6,114	$ 7,309	$ 17,151
Borrowings, Weighted Average interest rate	5.46%	4.03%	9.11%
Borrowings	$ 259,142	$ 219,609	$ 62,304
Amounts due to subsidiaries’ non-controlling shareholders, Weighted Average interest rate			4.71%
Amounts due to subsidiaries’ non-controlling shareholders	$ 64,081	$ 63,019	$ 53,727
Redeemable shares classified as financial liabilities, Weighted Average interest rate
Redeemable shares classified as financial liabilities	$ 139,322
Deferred underwriting commissions, Weighted Average interest rate
Deferred underwriting commissions	$ 6,000
Amount due to ultimate holding company, Weighted Average interest rate
Amount due to ultimate holding company	$ 132,541	$ 102,622	$ 70,196
Financial liabilities	608,733	395,344	212,186
On demand or less than 3 months [Member]
Schedule of Remaining Contractual Maturity for Its Financial Liabilities [Line Items]
Accounts payable	1,533	2,785	5,794
Other payables and accruals	6,114	7,309	17,151
Borrowings	3,590	2,276	1,465
Amounts due to subsidiaries’ non-controlling shareholders	64,081	63,019	22,463
Redeemable shares classified as financial liabilities
Deferred underwriting commissions
Amount due to ultimate holding company
Financial liabilities	75,318	75,389	46,873
Three Months to One Year [Member]
Schedule of Remaining Contractual Maturity for Its Financial Liabilities [Line Items]
Accounts payable
Other payables and accruals
Borrowings	58,722	6,829	4,979
Amounts due to subsidiaries’ non-controlling shareholders			35,823
Redeemable shares classified as financial liabilities
Deferred underwriting commissions
Amount due to ultimate holding company
Financial liabilities	58,722	6,829	40,802
One To Five Year [Member]
Schedule of Remaining Contractual Maturity for Its Financial Liabilities [Line Items]
Accounts payable			3,014
Other payables and accruals
Borrowings	236,971	231,297	59,821
Amounts due to subsidiaries’ non-controlling shareholders
Redeemable shares classified as financial liabilities	150,000
Deferred underwriting commissions	6,000
Amount due to ultimate holding company	132,541	102,622	70,196
Financial liabilities	525,512	333,919	133,031
Over 5 years [Member]
Schedule of Remaining Contractual Maturity for Its Financial Liabilities [Line Items]
Accounts payable
Other payables and accruals
Borrowings	19,077	17,870	19,459
Amounts due to subsidiaries’ non-controlling shareholders
Redeemable shares classified as financial liabilities
Deferred underwriting commissions
Amount due to ultimate holding company
Financial liabilities	19,077	17,870	19,459
Total undiscounted cash flows [Member]
Schedule of Remaining Contractual Maturity for Its Financial Liabilities [Line Items]
Accounts payable	1,533	2,785	8,808
Other payables and accruals	6,114	7,309	17,151
Borrowings	318,360	258,272	85,724
Amounts due to subsidiaries’ non-controlling shareholders	64,081	63,019	58,286
Redeemable shares classified as financial liabilities	150,000
Deferred underwriting commissions	6,000
Amount due to ultimate holding company	132,541	102,622	70,196
Financial liabilities	$ 678,629	$ 434,007	$ 240,165